UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      York Capital Management Global Advisors, LLC
Address:   767 Fifth Avenue
           17th Floor
           New York, NY 10153


Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Fosina
Title:     Chief Financial Officer
Phone:     (212) 300-1300


Signature, Place, and Date of Signing:

     /s/ John J. Fosina        New York, New York        February 14, 2012
     ------------------        ------------------        -----------------
         [Signature]             [City, State]                 [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              ------------

Form 13F Information Table Entry Total:            72
                                              ------------

Form 13F Information Table Value Total:        $3,989,849
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

               COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                      TITLE OF           CUSIP     VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
                                     CLASS                      (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MGRS   SOLE  SHARED NONE
ABERCROMBIE & FITCH CO                  CL A         002896207   74,778   1,531,090 SH              SOLE        1,531,090
ABOVENET INC                             COM         00374N107   52,389     805,854 SH              SOLE          805,854
APPLE INC                                COM         037833100   73,267     180,906 SH              SOLE          180,906
ARCOS DORADOS HOLDINGS INC         SHS CLASS - A-    G0457F107    2,156     105,000 SH              SOLE          105,000
BANK OF AMERICA CORPORATION              COM         060505104   31,277   5,625,306 SH              SOLE        5,625,306
BEAM INC                                 COM         073730103   37,969     741,154 SH              SOLE          741,154
BP PLC                              SPONSORED ADR    055622104   11,821     276,574 SH              SOLE          276,574
CHEMTURA CORP                          COM NEW       163893209    3,328     293,511 SH              SOLE          293,511
COMPANHIA BRASILEIRA DE DIST       SPN ADR PFD CL A  20440T201   23,938     657,106 SH              SOLE          657,106
CIGNA CORPORATION                        COM         125509109   93,407   2,223,971 SH              SOLE        2,223,971
CITIGROUP INC                          COM NEW       172967424  118,582   4,507,100 SH              SOLE        4,507,100
COMMERCIAL VEH GROUP INC                 COM         202608105    9,481   1,048,833 SH              SOLE        1,048,833
CROWN CASTLE INTL CORP                   COM         228227104   11,476     256,150 SH              SOLE          256,150
DANA HLDG CORP                           COM         235825205    2,734     225,000 SH              SOLE          225,000
DISH NETWORK CORP                       CL A         25470M109   27,878     978,866 SH              SOLE          978,866
DOLLAR THRIFTY AUTOMOTIVE GP             COM         256743105  372,270   5,298,457 SH              SOLE        5,298,457
DOW CHEM CO                              COM         260543103  100,545   3,496,000 SH              SOLE        3,496,000
EL PASO CORP                             COM         28336L109  177,380   6,675,934 SH              SOLE        6,675,934
FORTUNE BRANDS HOME & SEC IN             COM         34964C106   55,716   3,271,629 SH              SOLE        3,271,629
GILAT SATELLITE NETWORKS LTD           SHS NEW       M51474118   32,081   8,121,651 SH              SOLE        8,121,651
GOODRICH CORP                            COM         382388106  296,143   2,394,041 SH              SOLE        2,394,041
GRACE W R & CO DEL NEW                   COM         38388F108   33,241     723,900 SH              SOLE          723,900
HARRY WINSTON DIAMOND CORP               COM         41587B100   13,317   1,250,000 SH              SOLE        1,250,000
HARVEST NATURAL RESOURCES IN             COM         41754V103    1,036     140,375 SH              SOLE          140,375
HERTZ GLOBAL HOLDINGS INC                COM         42805T105  142,471  12,156,216 SH              SOLE       12,156,216
IVANHOE ENERGY INC                       COM         465790103    1,054     959,720 SH              SOLE          959,720
IVANHOE MINES LTD                        COM         46579N103  139,061   7,847,708 SH              SOLE        7,847,708
JA SOLAR HOLDINGS CO LTD            NOTE 4.500% 5/1  466090AA5      182     250,000 SH              SOLE          250,000
LIZ CLAIBORNE INC                        COM         539320101    4,387     508,300 SH              SOLE          508,300
MANITOWOC INC                            COM         563571108   53,826   5,857,000 SH              SOLE        5,857,000
MARRIOTT VACATIONS WRLDWDE C             COM         57164Y107    1,073      62,500 SH              SOLE           62,500
MEDCO HEALTH SOLUTIONS INC               COM         58405U102   97,442   1,743,148 SH              SOLE        1,743,148
MOTOROLA SOLUTIONS INC                 COM NEW       620076307    5,316     114,852 SH              SOLE          114,852
NIELSEN HOLDINGS N V                     COM         N63218106    4,547     153,136 SH              SOLE          153,136
PACIFIC DRILLING SA LUXEMBOU           REG SHS       L7257P106    6,836     735,000 SH              SOLE          735,000
PEPSICO INC                              COM         713448108   88,868   1,339,380 SH              SOLE        1,339,380
PETROLEO BRASILEIRO SA PETRO        SPONSORED ADR    71654V408    3,479     140,000 SH              SOLE          140,000
RADWARE LTD                              ORD         M81873107   60,857   2,080,576 SH              SOLE        2,080,576
ROCK-TENN CO                            CL A         772739207    2,356      40,836 SH              SOLE           40,836
ROCKWOOD HLDGS INC                       COM         774415103   45,446   1,154,329 SH              SOLE        1,154,329
RSC HOLDINGS INC                         COM         74972L102   83,162   4,495,229 SH              SOLE        4,495,229
SANOFI                             RIGHT 12/31/2020  80105N113    6,370   5,308,080 SH              SOLE        5,308,080
SARA LEE CORP                            COM         803111103   99,959   5,283,271 SH              SOLE        5,283,271
SOUTHERN UN CO NEW                       COM         844030106    8,061     191,420 SH              SOLE          191,420
SPANSION INC                        COM CL A NEW     84649R200      131      15,811 SH              SOLE           15,811
SUCCESSFACTORS INC                       COM         864596101   28,092     704,597 SH              SOLE          704,597
TALISMAN ENERGY INC                      COM         87425E103   15,479   1,215,617 SH              SOLE        1,215,617
TRINA SOLAR LIMITED                 NOTE 4.000% 7/1  89628EAA2   25,723  33,407,000 SH              SOLE       33,407,000
TYCO INTERNATIONAL LTD                   SHS         H89128104   98,481   2,108,356 SH              SOLE        2,108,356
UNITED CMNTY BKS BLAIRSVLE G             COM         90984P303   14,219   2,034,163 SH              SOLE        2,034,163
UNITED STATES STL CORP NEW               COM         912909108   13,230     500,000 SH              SOLE          500,000
WALTER ENERGY INC                        COM         93317Q105   89,255   1,473,826 SH              SOLE        1,473,826
WILLIAMS COS INC DEL                     COM         969457100  239,507   7,253,399 SH              SOLE        7,253,399
YAHOO INC                                COM         984332106   91,276   5,658,752 SH              SOLE        5,658,752
BANK OF AMERICA CORPORATION              COM         060505104   19,260   3,464,000 SH  CALL        SOLE        3,464,000
BP PLC                              SPONSORED ADR    055622104   25,729     602,000 SH  CALL        SOLE          602,000
CITIGROUP INC                          COM NEW       172967424  229,186   8,711,000 SH  CALL        SOLE        8,711,000
GENERAL MTRS CO                          COM         37045V100  167,856   8,281,000 SH  CALL        SOLE        8,281,000
IVANHOE MINES LTD                        COM         46579N103   78,624   4,437,000 SH  CALL        SOLE        4,437,000
MANITOWOC INC                            COM         563571108   18,380   2,000,000 SH  CALL        SOLE        2,000,000
MOSAIC CO NEW                            COM         61945C103   15,129     300,000 SH  CALL        SOLE          300,000
POTASH CORP SASK INC                     COM         73755L107   34,890     845,200 SH  CALL        SOLE          845,200
PROSHARES TR                       PSHS ULTSH 20YRS  74347R297   18,070   1,000,000 SH  CALL        SOLE        1,000,000
ROCK-TENN CO                            CL A         772739207    1,471      25,500 SH  CALL        SOLE           25,500
ROCKWOOD HLDGS INC                       COM         774415103    9,843     250,000 SH  CALL        SOLE          250,000
UNITED STATES STL CORP NEW               COM         912909108   92,795   3,507,000 SH  CALL        SOLE        3,507,000
WILLIAMS COS INC DEL                     COM         969457100   14,169     525,500 SH  CALL        SOLE          525,500
BANK OF AMERICA CORPORATION              COM         060505104    4,059     730,000 SH  PUT         SOLE          730,000
ELECTRONIC ARTS INC                      COM         285512109   12,593     611,300 SH  PUT         SOLE          611,300
ISHARES TR                          RUSSELL 2000     464287655  120,581   1,635,000 SH  PUT         SOLE        1,635,000
GENERAL MTRS CO                  *W EXP 07/10/2016   37045V118      515      43,955 SH              SOLE           43,955
GENERAL MTRS CO                  *W EXP 07/10/2019   37045V126      343      43,955 SH              SOLE           43,955